Total
T. Rowe Price International Value Equity Fund
International Value Equity Fund
Investment Objective(s)
The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price International Value Equity Fund - USD ($)	Investor Class		I Class	Advisor Class	R Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price International Value Equity Fund	Investor Class	I Class	Advisor Class	R Class	Z Class
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	none	none	0.25%	0.50%	none
Other expenses	0.16%	0.05%	0.19%	0.19%	0.02%
Total annual fund operating expenses	0.79%	0.68%	1.07%	1.32%	0.65%
Fee waiver/expense reimbursement	none	none	none	none	(0.65%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.79%	0.68%	1.07%	1.32%	none	[1]
[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price International Value Equity Fund - USD ($)	Investor Class	I Class	Advisor Class	R Class	Z Class
1 Year	$ 81	$ 69	$ 109	$ 134	none
3 Years	252	218	340	418	none
5 Years	439	379	590	723	none
10 Years	$ 978	$ 847	$ 1,306	$ 1,590	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21.7% of the average value of its portfolio.
Principal Investment Strategies

The fund expects to primarily invest outside the U.S. and to diversify broadly, primarily among the world’s developed countries. The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities and invests at least 65% of its total assets in non-U.S. stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. Investments in emerging markets will be modest and focused on more mature developing countries. For purposes of determining whether the fund invests at least 65% of its total assets in non-U.S. stocks, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments for the fund, the adviser generally favors companies with one or more of the following characteristics:

• low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company’s peers or its own historical norm;

• low valuation relative to a company’s growth potential;

• companies that may benefit from restructuring activity or other turnaround opportunities;

• a sound balance sheet and other positive financial characteristics; and

• above-average dividend yield and/or the potential to grow dividends.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Value investing The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investing in Europe The European financial markets have experienced increased volatility due to concerns about economic downturns, rising government debt levels, and public pandemics, and these events may continue to significantly affect all of Europe. The economies and markets of European countries are often connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties and consequences surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union.

Investing in Asia Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, particularly for certain commodities, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

Investing in Japan The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes in fiscal, monetary, or trade policies, may affect the Japanese economy.

Investing in United Kingdom The risks of investing in the United Kingdom have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the European Union, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the United Kingdom has formally left the European Union, uncertainty remains as to the long-term consequences of Brexit and issuers in the United Kingdom may experience lower growth as a result.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	20.07%	Worst Quarter	3/31/20	-28.19%

Average Annual Total Returns Periods ended December 31, 2021

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price International Value Equity Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			12.77%	6.48%	6.01%			Dec. 21, 1998
Investor Class | After Taxes on Distributions			12.14%	6.04%	5.42%
Investor Class | After Taxes on Distributions and Sales			8.05%	5.14%	4.82%
I Class			12.93%	6.65%		4.66%		Aug. 28, 2015
Advisor Class			12.52%	6.21%	5.75%			Sep. 30, 2002
R Class			12.18%	5.89%	5.45%			Sep. 30, 2002
Z Class			13.69%			38.37%		Mar. 16, 2020
MSCI EAFE Index Net		MSCI EAFE Index Net (reflects no deduction for fees or expenses)
MSCI EAFE Index Net	[1]					7.41%
MSCI EAFE Index Net			11.26%	9.55%	8.03%	34.76%	[2]
MSCI EAFE Value Index Net		MSCI EAFE Value Index Net (reflects no deduction for fees or expenses)
MSCI EAFE Value Index Net	[1]					4.26%
MSCI EAFE Value Index Net			10.89%	5.34%	5.81%	32.23%	[2]
Lipper International Multi-Cap Value Funds Average		Lipper International Multi-Cap Value Funds Average
Lipper International Multi-Cap Value Funds Average	[3]					5.49%
Lipper International Multi-Cap Value Funds Average			11.65%	6.51%	6.37%	30.14%	[4]
[1]	Return since 8/28/15.
[2]	Return since 3/16/20.
[3]	Return since 8/31/15.
[4]	Return since 3/31/20.

Updated performance information is available through troweprice.com.